Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (41,057)	$ 18,683	$ 13,037
Adjustments to reconcile net income to net cash Provided by (used in) operating activities:
Depreciation of property and equipment	1,087	962	634
Amortization of intangible assets	5,285	6,309	3,860
Deferred income taxes	(4,060)	(1,324)	(738)
Share-based compensation	19,366	2,924	1,243
Provision for bad debts	3,235	15	106
Impairment loss on intangible assets	8,552
Impairment loss on goodwill	21,457
(Gains)/loss on disposal of property and equipment	20	(1)	13
Loss on short-term investment			(44)
Changes in fair value of contingent consideration for acquisition of Tansun and Dimension	1,669	3,880	549
Changes in operating assets and liabilities:
Accounts receivable	(23,364)	(33,937)	(12,849)
Inventories	1,094	(740)	57
Deferred cost	(1,385)	562	299
Prepaid expenses and other current assets	(3,296)	(4,336)	(1,513)
Project deposits	9	519	(68)
Rental deposits and other noncurrent assets	75	(480)	(644)
Accounts payable	(406)	7,500	3,857
Deferred revenue	2,535	(2,200)	1,116
Income taxes payable	459	3,866	1,464
Accrued expenses and other payables	3,985	6,554	1,172
Other non-current liabilities	(61)	1,139
Net cash provided by (used in) operating activities	(4,801)	9,895	11,551
Cash flows from investing activities:
Maturity (purchase) of term deposits, net	(44,785)	139	(299)
Deposit (release) of restricted cash, net	2,743	(4,365)	730
Purchases of businesses, net of cash acquired of US$3,470, nil and US$1,506 in 2009, 2010 and 2011, respectively	(11,430)	(8,359)	(6,458)
Purchase of property and equipment	(867)	(1,439)	(408)
Repayment of loan to unrelated parties	13	248	242
Proceeds from disposal of property and equipment	29	29
Proceeds from sales of short-term investment			206
Net cash used in investing activities	(54,297)	(13,747)	(5,987)
Cash flows from financing activities:
Distribution to noncontrolling interest shareholder upon dissolution of Ruiyin			(63)
Proceeds from borrowings	9,205	11,691	8,830
Repayment of borrowings	(12,230)	(9,311)	(3,976)
Proceeds from initial public offering		93,775
Payment of issuance cost related to initial public offering	(1,242)	(2,957)	(264)
Proceeds from follow-on offering		19,949
Reimbursed issuance cost from follow-on offering	836
Proceeds from exercise of share options	1,335
Repurchase of ordinary shares	(14,415)
Payment of deferred consideration for acquisitions	(7,961)	(4,252)
Payment of reimbursable issuance cost related to follow-on offering	(694)	(141)
Net cash provided by (used in) financing activities	(25,166)	108,754	4,527
Effect of exchange rate changes	1,036	1,634	813
Net increase in cash and cash equivalents	(83,228)	106,536	10,904
Cash and cash equivalents, beginning of year	140,356	33,820	22,916
Cash and cash equivalents, end of year	57,128	140,356	33,820
Supplemental disclosure of cash flow information:
Income taxes paid	(1,860)	(1,837)	(1,515)
Interest paid	(935)	(475)	(96)
Non-cash investing activities:
Ordinary shares issued in connection with business acquisitions of VLife, Harmonation, Yinfeng, Agree, Dimension (Note 16)	5,341		7,313
Ordinary shares to be issued in connection with business acquisitions of Yinfeng and Tansun (Note 16)			5,760
Ordinary shares to be issued in connection with settlement of contingent consideration for acquisition of Yinfeng (Note 16)			3,223
Consideration payable in connection with business acquisitions	$ 3,145		$ 8,790